Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP Awards (‘000s)	2023	2022
Opening balance	5,503	6,405
Granted	1,694	1,108
Vested	(2,476)	(1,733)
Forfeited	(243)	(277)
Closing balance	4,478	5,503